Financial Instruments (Details 2) (USD $)	12 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 16, 2014	Jun. 30, 2014	Apr. 29, 2013	Apr. 17, 2014
Key inputs used in investor option liability valuation
Fair value per ordinary share of Weibo (in dollars per share)	$ 37.41	$ 84.25
Investor option liability		$ 29,504,000
Gain (loss) recognized as subsequent change in fair value of investor option liability	(46,972,000)	21,064,000
Impairment charge related to investment	17,960,000	6,134,000	18,498,000
Goodwill impairment	14,526,000
Alibaba
Key inputs used in investor option liability valuation
Investor option liability				76,500,000		50,600,000
Gain (loss) recognized as subsequent change in fair value of investor option liability	(47,000,000)	21,100,000		(47,000,000)
Weibo
Key inputs used in investor option liability valuation
Fair value per ordinary share of Weibo (in dollars per share)	$ 14.24	$ 14.10
Financial instruments measured on a recurring basis
Key inputs used in investor option liability valuation
Investor option liability		29,504,000
Financial instruments measured on a recurring basis | Investor option liability
Key inputs used in investor option liability valuation
Expected dividend yield (as a percent)		0.00%
Risk-free interest rate (as a percent)		0.30%
Expected volatility (as a percent)		53.00%
Expected life (in years)		1 year 4 months 24 days
Investor option liability						50,600,000	76,500,000
Gain (loss) recognized as subsequent change in fair value of investor option liability	(47,000,000)	21,100,000
Financial instruments measured on a recurring basis | Investor option liability | Alibaba
Key inputs used in investor option liability valuation
Minimum percentage of shares sold (as a percent)		25.00%
Financial instruments measured on a recurring basis | Investor option liability | Weibo
Key inputs used in investor option liability valuation
Fair value per ordinary share of Weibo (in dollars per share)		$ 14.10
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Key inputs used in investor option liability valuation
Investor option liability		29,504,000
Non-recurring
Key inputs used in investor option liability valuation
Goodwill impairment		0	0		14,500,000
Non-recurring | MCOX
Key inputs used in investor option liability valuation
Impairment charge related to investment		0	8,400,000
Non-recurring | GOMO
Key inputs used in investor option liability valuation
Impairment charge related to investment	2,600,000
Non-recurring | Significant Unobservable Inputs (Level 3)
Key inputs used in investor option liability valuation
Impairment charge related to investment	$ 15,300,000	$ 6,100,000	$ 10,100,000